Non-current deposits (Tables)	12 Months Ended
Mar. 31, 2022
Non-current deposits
Schedule of non-current deposits

		March 31,
	Note	2021	2022	2022
		RMB	RMB	US$

Investment deposit	(i)	340,000	340,000	53,634
Deposit for purchase of machinery		4,752	6,228	982
Total non-current deposits		344,752	346,228	54,616

Note:

(i)

During the year ended March 31, 2020, the Group entered into a Letter of Intent with a third party to potentially acquire non-controlling equity interests in a healthcare company with a refundable earnest money deposit of RMB340,000.